Mineral claims (Narrative) (Details) - 12 months ended Jan. 31, 2015	a mi
Mineral Claims 1	100.00%
Mineral Claims 2	211
Mineral Claims 3	100.00%
Mineral Claims 4	95
Mineral Claims 5	29
Mineral Claims 6	66
Mineral Claims 7 | a	2,367
Mineral Claims 8	26
Mineral Claims 9	100.00%
Mineral Claims 10	9
Mineral Claims 11	200
Mineral Claims 12	199